Business Combination (Details) - Predecessor [Member] $ in Thousands	2 Months Ended
Mar. 14, 2023 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price	$ 69,928
Cash and cash equivalents	10,003
Accounts receivable	2,226
Notes and other receivables	209
Prepaid assets and other current assets	408
Operating lease right of use asset	557
Property and equipment, net	133
Other assets	42
Total assets acquired	33,876
Accounts payable	443
Accrued liabilities	969
Deferred revenues	2,534
Operating lease obligation, current	194
Operating lease obligation, noncurrent	384
Deferred tax liability	4,217
Total liabilities assumed	8,741
Goodwill	$ 44,793
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	10 years
Intangible assets	$ 8,697
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	10 years
Intangible assets	$ 2,703
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	5 years
Intangible assets	$ 5,604
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	7 years
Intangible assets	$ 3,294
Property Subject to Operating Lease [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	3 years
Property, Plant and Equipment [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	3 years